UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-23c-3

Notification of Repurchase Offer

Pursuant to Rule 23c-3 [17 CFR 270.23c-3]

1.	Investment Company Act File Number: 811-23783

Date of Notification: September 11, 2023

2.	Exact name of Investment Company as specified in registration statement:

Opportunistic Credit Interval Fund

3.	Address of principal executive office: (number, street, city, state, zip code)

OPPORTUNISTIC CREDIT INTERVAL FUND

650 Madison Avenue, 23rd Floor

New York, NY 10022

4.	Check one of the following:

A.	[X] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.

B.	[ ] The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

C.	[ ] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

By:	/s/ Jason Roos
Jason Roos
Chief Financial Officer (Principal Financial Officer)

NOTICE OF QUARTERLY REPURCHASE OFFER

IF YOU OWN SHARES THROUGH A BROKER, CONTACT YOUR BROKER

If you do not wish to sell shares at this time, please disregard this Notice.

September 11, 2023

Dear Opportunistic Credit Interval Fund Shareholder,

The purpose of this Notice is to announce the quarterly repurchase offer for Opportunistic Credit Interval Fund (the “Fund”). Quarterly repurchase offers provide shareholders with some liquidity. You will receive a notice similar to this once per quarter, in which the Fund will offer to repurchase shares of the Fund (“Shares”) only during each regularly scheduled quarterly repurchase offer.

The repurchase offer period will begin on September 11, 2023 and end on October 11, 2023. If you own Shares through a broker-dealer, adviser or third party and wish to have your Shares repurchased, please contact your financial consultant.

All Repurchase Request Forms must be completed in proper form and received by Opportunistic Credit Interval Fund by 4:00 p.m., Eastern Time, on October 11, 2023 to be effective.

For details of the offer, please refer to the attached Repurchase Offer document.

Sincerely,

Opportunistic Credit Interval Fund

REPURCHASE OFFER

1. The Offer. Opportunistic Credit Interval Fund (the “Fund”) is offering to repurchase, for cash, up to five percent (5%) of its issued and outstanding Class I Shares at a price equal to the net asset value (“NAV”) as of the close of regular business hours on the New York Stock Exchange on the Repurchase Pricing Date (defined below). The purpose of this offer is to provide a level of liquidity to shareholders since no secondary market exists for these Shares. This offer is not conditioned on the tender of any minimum number of Shares. This offer is made subject to the terms and conditions made in this Repurchase Offer and the Fund's prospectus and statement of additional information.

2. Net Asset Value. On September 5, 2023, the NAV of Class I Shares (SOFIX) was $12.19 per share. The NAV at which the Fund will repurchase Shares will not be calculated until the Repurchase Pricing Date (defined below). The NAV can fluctuate. Therefore, the NAV on the Repurchase Pricing Date may be higher or lower than the NAV stated above or the date on which you return your Repurchase Request Form. The current NAV may be obtained by calling 1-833-404-4103 and asking for the most recent price. The Shares are not traded on any organized market or securities exchange.

3. Repurchase Request Deadline. All Repurchase Request Forms must be received in proper form by 4:00 p.m., Eastern Time, on October 11, 2023.

4. Repurchase Pricing Date. The NAV used to calculate the repurchase price will be determined October 11, 2023 (the “Repurchase Pricing Date”). This may be higher or lower than the NAV on the date on which you return your Repurchase Request Form.

5. Payment for Shares Repurchased. The Fund expects to make payments for all Shares repurchased the day following the Repurchase Pricing Date. In any event, the Fund will pay repurchase proceeds within seven (7) calendar days from the Repurchase Pricing Date. The Fund will not charge a repurchase fee.

6. Increase in Number of Shares Repurchased/Pro Rata Purchase. If shareholders tender for repurchase more than five percent (5%) of the outstanding Shares, the Fund may, but is not required to, repurchase up to an additional two percent (2%). If the Fund determines not to repurchase an additional two percent (2%) or if more than seven percent (7%) of the Shares are tendered, then the Fund will repurchase Shares on a pro rata basis based upon the number of Shares tendered by each shareholder. There can be no assurance that the Fund will be able to repurchase all Shares that each shareholder has tendered, even if all the Shares in a shareholder's account are tendered. In the event of an oversubscribed offer, you may not be able to tender all Shares that you wish to tender and may have to wait until the next quarterly repurchase offer to tender the remaining Shares. Subsequent repurchase requests will not be given priority over other shareholder requests. You may be subject to NAV fluctuation during the period between quarterly repurchase offers.

7. Withdrawal or Modification. Tenders of Shares may be withdrawn or modified at any time prior to 4:00 p.m., Eastern Time, on October 11, 2023.

8. Suspension or Postponement of Repurchase Offer. The Fund may suspend or postpone this Repurchase Offer only by a vote of a majority of the members of the Board, including a majority of the independent Trustees, and only in the following limited circumstances:

•	If the repurchase of Shares would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code;
•	For any period during which the New York Stock Exchange or any other market in which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which such trading is restricted;
•	For any period during which an emergency exists as a result of which it is not reasonably practicable for the Fund to dispose of securities it owns or to determine the NAV of Class I Shares; and
•	For any other periods that the U.S. Securities and Exchange Commission may permit by order for the protection of shareholders.

9. Tax Consequences. You should review the tax information in the Fund's prospectus and statement of additional information and consult your tax adviser regarding any specific consequences, including state and local tax consequences, of participating in the repurchase. Generally, any tender of Shares to the Fund would be treated as a taxable event and any gain or loss would be treated as a capital gain or loss, either short or long term, depending on the length of time the Shares have been held by the shareholder.

10. Documents in Proper Form. All questions as to validity, form, eligibility (including time and receipt) and acceptance of tenders of Shares will be determined by the Fund in its sole discretion. The determination by the Fund shall be final and binding. The Fund reserves the absolute right to reject any or all tenders of Shares (even if such tenders are determined to be in good and proper form) and to refuse to accept for payment, purchase, or to pay for any Shares if, in the opinion of Fund's counsel, accepting, purchasing or paying for such Shares would be unlawful. The Fund also reserves the absolute right to waive any of the conditions of this offer or any defect in any tender of Shares, whether generally or with respect to any particular Shares or shareholders. The Fund's interpretations of the terms and conditions of this offer shall be final and binding. Unless waived, any defects or irregularities in connection with tenders of Shares must be corrected within such times as the Fund shall, in its absolute discretion, decide. Tenders of Shares will not be deemed to have been made until any defects or irregularities have been corrected or waived.

None of the Fund, the Fund's investment adviser, the Fund's transfer agent, the Fund's distributor, or any other person or entity is or will be obligated to give notice of any defects or irregularities in tenders, nor shall any of them incur any liability for failure to give any such notice.

None of the Fund, the Fund's investment adviser, the Fund's transfer agent, or the Fund's distributor is or will be obligated to ensure that your financial consultant, or any broker-dealer or any other third party through which your Shares may be held or registered, submits to you this Repurchase Offer or submits your tender of Shares to the Fund on your behalf.

Neither the Fund nor its Board of Trustees makes any recommendation to any shareholder as to whether to tender or refrain from tendering Shares. Each shareholder must make an independent decision as to whether or not to tender Shares and, if so, how many Shares to tender.

No person has been authorized to make any recommendation on behalf of the Fund as to whether shareholders should tender Shares pursuant to this offer. No person has been authorized to give any information or to make any representations in connection with this offer other than those contained herein or contained in the Fund's prospectus or statement of additional information. If given or made, such recommendation and such information and representation may not be relied upon as having been authorized by the Fund.

For additional information about this offer, contact your financial consultant.

[Intentionally Left Blank Page]

NOTICE OF QUARTERLY REPURCHASE OFFER

 If you do not wish to sell shares at this time, please disregard this Notice.

September 11, 2023

Dear Opportunistic Credit Interval Fund Shareholder,

The purpose of this Notice is to announce the quarterly repurchase offer for Opportunistic Credit Interval Fund (the “Fund”). Quarterly repurchase offers provide shareholders with some liquidity. You will receive a notice similar to this once per quarter, in which the Fund will offer to repurchase shares of the Fund (“Shares”) only during each regularly scheduled quarterly repurchase offer.

The repurchase offer period will begin on September 11, 2023 and end on October 11, 2023.

All Repurchase Request Forms must be completed in proper form and received by Opportunistic Credit Interval Fund by 4:00 p.m., Eastern Time, on October 11, 2023 to be effective.

For details of the offer, please refer to the attached Repurchase Offer document.

Sincerely,

Opportunistic Credit Interval Fund

REPURCHASE OFFER

1. The Offer. Opportunistic Credit Interval Fund (the “Fund”) is offering to repurchase, for cash, up to five percent (5%) of its issued and outstanding Class I Shares at a price equal to the net asset value (“NAV”) as of the close of regular business hours on the New York Stock Exchange on the Repurchase Pricing Date (defined below). The purpose of this offer is to provide a level of liquidity to shareholders since no secondary market exists for these Shares. This offer is not conditioned on the tender of any minimum number of Shares. This offer is made subject to the terms and conditions made in this Repurchase Offer and the Fund's prospectus and statement of additional information.

2. Net Asset Value. On September 5, 2023, the NAV of the Class I Shares (SOFIX) was $12.19 per share. The NAV at which the Fund will repurchase Shares will not be calculated until the Repurchase Pricing Date (defined below). The NAV can fluctuate. Therefore, the NAV on the Repurchase Pricing Date may be higher or lower than the NAV stated above or the date on which you return your Repurchase Request Form. The current NAV may be obtained by calling 1-833-404-4103 and asking for the most recent price. The Shares are not traded on any organized market or securities exchange.

3. Repurchase Request Deadline. All Repurchase Request Forms must be received in proper form by 4:00 p.m., Eastern Time, on October 11, 2023.

4. Repurchase Pricing Date. The NAV used to calculate the repurchase price will be determined October 11, 2023 (the “Repurchase Pricing Date”). This may be higher or lower than the NAV on the date on which you return your Repurchase Request Form.

5. Payment for Shares Repurchased. The Fund expects to make payments for all Shares repurchased the day following the Repurchase Pricing Date. In any event, the Fund will pay repurchase proceeds within seven (7) calendar days from the Repurchase Pricing Date. The Fund will not charge a repurchase fee.

6. Increase in Number of Shares Repurchased/Pro Rata Purchase. If shareholders tender for repurchase more than five percent (5%) of the outstanding Shares, the Fund may, but is not required to, repurchase up to an additional two percent (2%). If the Fund determines not to repurchase an additional two percent (2%) or if more than seven percent (7%) of the Shares are tendered, then the Fund will repurchase Shares on a pro rata basis based upon the number of Shares tendered by each shareholder. There can be no assurance that the Fund will be able to repurchase all Shares that each shareholder has tendered, even if all the Shares in a shareholder's account are tendered. In the event of an oversubscribed offer, you may not be able to tender all Shares that you wish to tender and may have to wait until the next quarterly repurchase offer to tender the remaining Shares. Subsequent repurchase requests will not be given priority over other shareholder requests. You may be subject to NAV fluctuation during the period between quarterly repurchase offers.

7. Withdrawal or Modification. Tenders of Shares may be withdrawn or modified at any time prior to 4:00 p.m., Eastern Time, on October 11, 2023.

8. Suspension or Postponement of Repurchase Offer. The Fund may suspend or postpone this Repurchase Offer only by a vote of a majority of the members of the Board, including a majority of the independent Trustees, and only in the following limited circumstances:

•	If the repurchase of Shares would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code;
•	For any period during which the New York Stock Exchange or any other market in which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which such trading is restricted;
•	For any period during which an emergency exists as a result of which it is not reasonably practicable for the Fund to dispose of securities it owns or to determine the NAV of Class I Shares; and
•	For any other periods that the U.S. Securities and Exchange Commission may permit by order for the protection of shareholders.

9. Tax Consequences. You should review the tax information in the Fund's prospectus and statement of additional information and consult your tax adviser regarding any specific consequences, including state and local tax consequences, of participating in the repurchase. Generally, any tender of Shares to the Fund would be treated as a taxable event and any gain or loss would be treated as a capital gain or loss, either short or long term, depending on the length of time the Shares have been held by the shareholder.

10. Documents in Proper Form. All questions as to validity, form, eligibility (including time and receipt) and acceptance of tenders of Shares will be determined by the Fund in its sole discretion. The determination by the Fund shall be final and binding. The Fund reserves the absolute right to reject any or all tenders of Shares (even if such tenders are determined to be in good and proper form) and to refuse to accept for payment, purchase, or to pay for any Shares if, in the opinion of Fund's counsel, accepting, purchasing or paying for such Shares would be unlawful. The Fund also reserves the absolute right to waive any of the conditions of this offer or any defect in any tender of Shares, whether generally or with respect to any particular Shares or shareholders. The Fund's interpretations of the terms and conditions of this offer shall be final and binding. Unless waived, any defects or irregularities in connection with tenders of Shares must be corrected within such times as the Fund shall, in its absolute discretion, decide. Tenders of Shares will not be deemed to have been made until any defects or irregularities have been corrected or waived.

None of the Fund, the Fund's investment adviser, the Fund's transfer agent, the Fund's distributor, or any other person or entity is or will be obligated to give notice of any defects or irregularities in tenders, nor shall any of them incur any liability for failure to give any such notice.

None of the Fund, the Fund's investment adviser, the Fund's transfer agent, or the Fund's distributor is or will be obligated to ensure that your financial consultant, or any broker-dealer or any other third party through which your Shares may be held or registered, submits to you this Repurchase Offer or submits your tender of Shares to the Fund on your behalf.

Neither the Fund nor its Board of Trustees makes any recommendation to any shareholder as to whether to tender or refrain from tendering Shares. Each shareholder must make an independent decision as to whether or not to tender Shares and, if so, how many Shares to tender.

No person has been authorized to make any recommendation on behalf of the Fund as to whether shareholders should tender Shares pursuant to this offer. No person has been authorized to give any information or to make any representations in connection with this offer other than those contained herein or contained in the Fund's prospectus or statement of additional information. If given or made, such recommendation and such information and representation may not be relied upon as having been authorized by the Fund.

For additional information about this offer, contact your financial consultant.

[Intentionally Left Blank Page]

REPURCHASE REQUEST FORM

MUST BE RECEIVED BY 4:00 P.M., EASTERN TIME, WEDNESDAY,

October 11, 2023

OPPORTUNISTIC CREDIT INTERVAL FUND

Regular Mail: Opportunistic Credit Interval Fund c/o SS&C GIDS, Inc. PO Box 219169 Kansas City, MO 64121	Overnight Mail: Opportunistic Credit Interval Fund c/o SS&C GIDS, Inc. 430 W 7th Street Suite 219246 Kansas City, MO 64105-1407

Please accept this tender of Shares as designated below for repurchase at a price equal to their net asset value on the Repurchase Pricing Date.

I understand that this quarterly repurchase offer is limited to five percent (5%) of the Fund's outstanding Shares and that, if the offer is oversubscribed, the Fund may not purchase the full amount of the Shares that I am requesting, in which case the Fund will repurchase Shares on a pro rata basis.

I understand that unless this form is submitted to the Fund in good order and free from error on or before the time and date specified above, that the

Fund will not be able to honor a request for repurchase of Shares pursuant to this Repurchase Offer.

Name(s) of Registered Shareholders:

Account Number:

Daytime Telephone Number:

Shares Tendered (check only ONE option and fill in number or dollar amount as appropriate):

Class of Shares to be tendered:	Class I Shares (SOFIX):

Full Tender:	Please tender all Shares in my account.

Partial Tender:	Please tender __________Shares from my account.

Dollar Amount:	Please tender enough Shares to net $_________.

Payment and Delivery Instructions:

[  ] Unless alternative instructions are given below, the check will be issued to the name(s) of the registered shareholders and mailed to the address of record.

Alternative mailing instructions:

[  ] Electronically deposited by ACH to my bank. (A voided check is required.)

Payee or Account Name	Account Number

Medallion Signature Guarantee may be required if (i) repurchase offers are greater than or equal to $100,000; (ii) proceeds of the repurchase are to be made payable via check to someone other than the registered accounts owner; or (iii) proceeds are to be made payable as the account is registered but mailed to an address other than the address of record on the account. Please contact the Fund at 1-833-404-4103 to determine if a Medallion Signature Guarantee is necessary for your repurchase.

Signature:	Date:

Signature Guarantee:

ALL signatures MUST be guaranteed by an employee of a member firm of a regional or national securities exchange or of the Financial Industry Regulatory Authority, Inc., by an employee of a commercial bank or trust company having an office, branch or agency in the United States or any other “eligible guarantor institution” as that term is defined in Rule 17Ad-15(a)(2) of the Securities Exchange Act of 1934.

Signature Guaranteed By:

[Intentionally Left Blank Page]

[Intentionally Left Blank Page]